Consolidated Statements of Financial Position - TWD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Current assets:
Cash and cash equivalents	$ 105,020,616	$ 80,191,248
Financial assets measured at fair value through profit or loss-current	70,366	65,669
Accounts receivable, net	38,738,211	45,710,177
Accounts receivable from related parties, net	1,853,062	2,533,224
Other receivables from related parties	54,093	34,288
Income taxes receivable	27,431	14,057
Inventories	24,854,323	27,679,335
Other current financial assets	518,329	559,946
Noncurrent assets held for sale	2,407,980	228,015
Other current assets	6,631,130	6,330,283
Total current assets	180,175,541	163,346,242
Noncurrent assets:
Available-for-sale financial assets-noncurrent	4,348,134	3,030,278
Investments in equity-accounted investees	5,597,287	5,178,337
Property, plant and equipment	224,933,089	222,741,832
Investment property	717,823	465,868
Intangible assets	1,890,297	2,322,239
Deferred tax assets	7,069,014	1,736,854
Other noncurrent assets	5,439,504	7,039,115
Total noncurrent assets	249,995,148	242,514,523
Total Assets	430,170,689	405,860,765
Current liabilities:
Short-term borrowings	3,424,376	526,723
Current installments of long-term borrowings	8,155,234	18,074,627
Financial liabilities measured at fair value through profit or loss-current	106,597	896,998
Hedging derivative financial liabilities-current	0	3,540
Accounts payable	46,888,691	51,148,055
Accounts payable to related parties	7,664,731	8,823,065
Equipment and construction payable	12,131,121	12,647,041
Other payables to related parties	21,161	27,341
Current tax liabilities	4,684,818	1,715,309
Provisions-current	819,232	1,783,407
Other current liabilities	26,368,732	22,385,488
Total current liabilities	110,264,693	118,031,594
Noncurrent liabilities:
Long-term borrowings, excluding current installments	102,452,776	106,187,993
Provisions-noncurrent	1,066,731	1,038,264
Deferred tax liabilities	1,638,227	1,830,264
Other noncurrent liabilities	1,930,411	1,936,337
Total noncurrent liabilities	107,088,145	110,992,858
Total liabilities	217,352,838	229,024,452
Equity
Common stock, $10 par value	96,242,451	96,242,451
Capital surplus	60,538,505	59,977,743
Retained earnings	38,712,332	1,450,618
Other components of equity	256,062	777,297
Equity attributable to shareholders of AU Optronics Corp.	195,749,350	158,448,109
Non-controlling interests	17,068,501	18,388,204
Total equity	212,817,851	176,836,313
Total Liabilities and Equity	$ 430,170,689	$ 405,860,765